Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Level 3	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial value at February 11, 2021	$ 21,177,866
Change in fair value	(9,522,933)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Reclassification of Warrants	(4,110,933)
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Reclassification of Warrants	$ (7,544,000)